UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5233

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1 – Schedule of Investments

Portfolio of Investments

As of January 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - 127.2%
ARGENTINA - 1.5%
		Republic of Argentina,
ARS	1,700	2.00%, 2/04/18 (a)	$994,434
		Republic of Argentina,
USD	760	7.00%, 4/17/17	665,760

			1,660,194

AUSTRALIA - 25.5%
		Australia Government Bond,
AUD	1,500	4.50%, 10/21/14	1,463,449
		Australia Government Bond,
AUD	5,600	4.75%, 11/15/12	5,567,565
		Australia Government Bond,
AUD	2,000	5.50%, 12/15/13	2,018,532
		Australia Government Bond,
AUD	4,660	5.75%, 7/15/22	4,709,959
		CFS Retail Property Trust,
AUD	500	6.25%, 12/22/14	485,200
		Commonwealth Bank of Australia,
AUD	500	5.75%, 12/17/13	500,134
		Commonwealth Bank of Australia,
AUD	1,000	8.50%, 6/24/11	1,009,535
		Eurofima,
AUD	200	6.00%, 1/28/14	201,014
		HSBC Bank Australia Ltd.,
AUD	1,500	5.23%, 5/20/11 (a)(b)	1,488,203
		Kommunalbanken AS,
AUD	500	6.375%, 3/30/12	503,317
		Macquarie Bank Ltd.,
AUD	500	6.50%, 5/31/12 (a)(b)	487,218
		Monumental Global Funding Ltd.,
AUD	500	6.50%, 11/08/11	498,121
		National Capital Trust III,
AUD	500	5.99%, 9/30/16 (a)(b)	431,277
		Queensland Treasury Corp.,
AUD	745	6.00%, 10/14/15	757,546
		Queensland Treasury Corp.,
AUD	1,700	6.00%, 4/21/16	1,705,621
		Queensland Treasury Corp.,
AUD	500	6.25%, 6/14/19	510,941
		Royal Bank of Scotland NV,
AUD	500	6.50%, 5/17/13 (a)(b)	390,548
		Royal Womens Hospital Finance Pty Ltd.,
AUD	500	6.20%, 3/26/17 (a)	449,045
		St. George Bank Ltd.,
AUD	1,500	10.00%, 5/09/13 (a)(b)	1,598,954
		The Goldman Sachs Group,
AUD	500	6.35%, 4/12/16	473,516
		Treasury Corp. of Victoria,
AUD	2,050	5.75%, 11/15/16	2,044,705
		Treasury Corp. of Victoria,
AUD	50	6.00%, 6/15/20	49,699
		Volkswagen Financial Services Australia Pty Ltd.,
AUD	500	7.00%, 6/24/11	500,388
		Wesfarmers Ltd.,
AUD	500	8.25%, 9/11/14	518,415
		Westpac Banking Corp.,
AUD	700	8.25%, 4/18/11	702,133

			29,065,035

BELARUS - 0.6%
		Republic of Belarus,
USD	220	8.75%, 8/03/15 (c)	218,570
		Republic of Belarus,
USD	450	8.95%, 1/26/18 (c)	434,250

			652,820

BRAZIL - 3.7%
		Brazil Notas do Tesouro Nacional Serie F,
BRL	430	10.00%, 1/01/13	247,888
		Brazil Notas do Tesouro Nacional Serie F,
BRL	1,710	10.00%, 1/01/17	923,171
		Brazil Notas do Tesouro Nacional Serie F,
BRL	1,950	10.00%, 1/01/21	1,006,484
		Gerdau Trade, Inc.,
USD	350	5.75%, 1/30/21 (c)	350,875
		Globo Comunicacao e Participacoes SA,
USD	490	6.25%, 7/20/15 (a)(b)(c)	512,662
		Odebrecht Finance Ltd.,
USD	220	7.50%, 9/14/15 (b)(c)	221,925
		Petrobras International Finance Co.,
USD	130	5.375%, 1/27/21	130,747
		Rearden G Holdings EINS GmbH,
USD	440	7.875%, 3/30/15 (b)(c)	463,100
		Virgolino de Oliveira Finance Ltd.,
USD	400	10.50%, 1/28/15 (c)	402,000

			4,258,852

CANADA - 17.5%
		Canadian Government Bond,
CAD	2,000	8.00%, 6/01/23	2,893,554
		Canadian Government Bond,
CAD	2,000	9.00%, 6/01/25	3,210,086
		Canadian Government Bond,
CAD	3,000	10.25%, 3/15/14	3,737,125
		Hydro Quebec,
CAD	2,000	9.625%, 7/15/22	2,970,290
		Ontario Electricity Financial Corp.,
CAD	500	8.50%, 5/26/25	716,068

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
CANADA (continued)
		Province of British Columbia,
CAD	2,000	9.50%, 1/09/12	$2,147,401
		Province of Manitoba,
NZD	1,000	6.375%, 9/01/15	808,699
		Province of New Brunswick,
CAD	2,000	7.75%, 1/13/14	2,294,177
		Province of Ontario,
NZD	1,500	6.25%, 6/16/15	1,208,137

			19,985,537

CHINA - 2.4%
		CFG Investment SAC,
USD	320	9.25%, 3/10/11 (b)(c)	335,200
		China Forestry Holdings Ltd.,
USD	500	7.75%, 11/17/13 (c)	363,750
		China Overseas Finance Cayman Island II Ltd.,
USD	500	5.50%, 11/10/20 (c)	489,451
		Parkson Retail Group Ltd.,
USD	310	7.875%, 11/14/11	321,755
		Sinochem Overseas Capital Co. Ltd.,
USD	1,000	4.50%, 11/12/20 (c)	974,461
		Texhong Textile Group Ltd.,
USD	200	7.625%, 1/19/16 (c)	202,310

			2,686,927

COLOMBIA - 0.4%
		Colombia Government International Bond,
USD	400	7.375%, 3/18/19	481,000

DOMINICAN REPUBLIC - 1.3%
		AES Andres Dominicana,
USD	250	9.50%, 11/12/15 (c)	266,250
		Dominican Republic International Bond,
USD	710	7.50%, 5/06/21 (c)	747,275
		Dominican Republic International Bond,
USD	400	8.625%, 4/20/27 (c)	432,000

			1,445,525

EL SALVADOR - 1.3%
		El Salvador Government International Bond,
USD	700	7.65%, 6/15/35 (c)	714,000
		El Salvador Government International Bond,
USD	320	8.25%, 4/10/32 (c)	353,600
		Telemovil Finance Co. Ltd.,
USD	450	8.00%, 10/01/14 (b)	468,000

			1,535,600

FRANCE - 0.8%
		AXA SA,
AUD	500	7.50%, 10/26/16 (a)(b)	405,342
		Cie de Financement Foncier,
AUD	500	6.25%, 1/30/17	472,763

			878,105

GERMANY - 1.5%
		Kreditanstalt fuer Wiederaufbau,
AUD	1,700	7.50%, 8/26/11	1,717,480

HUNGARY - 0.8%
		Hungary Government Bond,
HUF	50,420	5.50%, 2/12/16	235,562
		Hungary Government Bond,
HUF	144,110	6.00%, 10/24/12	716,350

			951,912

INDONESIA - 2.9%
		Adaro Indonesia PT,
USD	100	7.625%, 10/22/14 (c)(b)	109,500
		Indonesia Treasury Bond,
IDR	600,000	9.50%, 7/15/31	62,721
		Indonesia Treasury Bond,
IDR	3,800,000	10.00%, 7/15/17	453,515
		Indonesia Treasury Bond,
IDR	2,900,000	10.50%, 8/15/30	330,940
		Indonesia Treasury Bond,
IDR	10,250,000	10.75%, 5/15/16	1,254,304
		Indosat Palapa Co. BV,
USD	200	7.375%, 7/29/15 (b)(c)	221,000
		Majapahit Holding BV,
USD	330	7.75%, 10/17/16 (c)	374,248
		Star Energy Geothermal Wayang Windu Ltd.,
USD	400	11.50%, 2/12/13 (b)(c)	457,000

			3,263,228

KAZAKHSTAN - 1.6%
		Development Bank of Kazakhstan JSC,
USD	200	5.50%, 12/20/15 (c)	201,500
		Halyk Savings Bank of Kazakhstan JSC,
USD	250	7.25%, 1/28/21 (c)	245,625

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
KAZAKHSTAN (continued)
		Kazakhstan Temir Zholy Finance BV,
USD	200	6.375%, 10/06/20 (c)	$209,500
		Kazakhstan Temir Zholy Finance BV,
USD	480	6.50%, 5/11/11	484,800
		KazMunayGas National Co.,
USD	450	6.375%, 4/09/21 (c)	451,125
		KazMunayGas National Co.,
USD	270	7.00%, 5/05/20 (c)	284,850

			1,877,400

LITHUANIA - 1.0%
		Lithuania Government International Bond,
USD	880	6.75%, 1/15/15 (c)	945,560
		Lithuania Government International Bond,
USD	150	7.375%, 2/11/20 (c)	164,625

			1,110,185

MALAYSIA - 0.8%
		Malaysian Government Bond,
MYR	2,000	4.012%, 9/15/17	664,907
		Petronas Capital Ltd.,
USD	210	7.875%, 5/22/22 (c)	270,738

			935,645

MEXICO - 4.8%
		Corporacion GEO SAB de CV,
USD	435	8.875%, 9/25/14 (c)	486,656
		Corporacion GEO SAB de CV,
USD	220	9.25%, 6/30/15 (b)(c)	248,325
		Mexican Fixed Rate Bonds,
MXN	6,900	7.25%, 12/15/16	586,423
		Mexican Fixed Rate Bonds,
MXN	5,300	7.75%, 12/14/17	460,577
		Mexican Fixed Rate Bonds,
MXN	7,900	8.00%, 6/11/20	686,977
		Mexico Government International Bond,
USD	2,100	6.05%, 1/11/40	2,147,250
		Pemex Project Funding Master Trust,
USD	230	5.75%, 3/01/18	244,388
		Pemex Project Funding Master Trust,
USD	240	6.625%, 6/15/38	240,277
		Petroleos Mexicanos,
USD	400	5.50%, 1/21/21	403,400

			5,504,273

NETHERLANDS - 1.3%
		GTB Finance BV,
USD	450	8.50%, 1/29/12	462,937
		ING Bank Australia Ltd.,
AUD	1,000	7.00%, 4/24/12	1,003,247

			1,466,184

NEW ZEALAND - 19.2%
		ANZ National Bank Ltd.,
NZD	3,000	7.60%, 3/02/12 (a)(b)	2,359,851
		Auckland Healthcare Services Ltd.,
NZD	1,000	7.75%, 9/15/15	835,373
		Council of Europe Development Bank,
NZD	1,000	7.75%, 11/15/11	796,040
		Deutsche Bank AG,
NZD	2,000	4.0814%, 6/16/11 (a)(b)	1,490,693
		Inter-American Development Bank,
NZD	700	6.00%, 12/15/17	559,251
		Landwirtschaftliche Rentenbank,
NZD	1,000	7.75%, 4/15/13	824,145
		New Zealand Government Bond,
NZD	7,750	6.00%, 12/15/17	6,287,186
		New Zealand Government Bond,
NZD	2,910	6.50%, 4/15/13	2,366,868
		Powerco Ltd.,
NZD	1,000	6.39%, 3/29/13	778,854
		Rabobank Nederland NV,
NZD	3,000	6.25%, 11/22/11	2,356,689
		Telstra Corp. Ltd.,
NZD	1,000	7.15%, 11/24/14	806,758
		Total Capital SA,
NZD	3,000	6.50%, 7/20/12	2,392,731

			21,854,439

PERU - 0.6%
		Peruvian Government International Bond,
USD	730	5.625%, 11/18/50	680,725

PHILIPPINES - 1.2%
		Philippine Government International Bond,
USD	850	6.375%, 10/23/34	892,500
		Philippine Government International Bond,
USD	40	8.375%, 6/17/19	50,900
		SM Investments Corp.,
USD	443	5.50%, 10/13/17	431,708

			1,375,108

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
POLAND - 0.1%
		Poland Government Bond,
PLN	450	5.75%, 9/23/22	$147,435

QATAR - 1.2%
		Qatar Government International Bond,
USD	270	5.25%, 1/20/20 (c)	284,850
		Qatar Government International Bond,
USD	580	6.40%, 1/20/40 (c)	611,900
		Qatari Diar Finance QSC,
USD	450	5.00%, 7/21/20 (c)	447,646

			1,344,396

RUSSIA - 2.2%
		Alfa Bank OJSC Via Alfa Bond Issuance PLC,
USD	350	7.875%, 9/25/17 (c)	358,750
		Novatek Finance Ltd.,
USD	350	6.604%, 2/03/21 (c)	350,543
		Russian Foreign Bond-Eurobond,
USD	582	7.50%, 3/31/30 (c)	666,685
		Russian Railways,
USD	107	5.739%, 4/03/17	110,210
		Severstal OAO Via Steel Capital SA,
USD	380	6.70%, 10/25/17 (c)	375,250
		Vimpel Communications Via VIP Finance Ireland Ltd.
USD	200	OJSC, 6.493%, 2/02/16 (c)	200,750
		Vnesheconombank Via VEB Finance Ltd,
USD	450	6.902%, 7/09/20 (c)	463,500

			2,525,688

SOUTH AFRICA - 2.6%
		Eskom Holdings Ltd.,
USD	1,000	5.75%, 1/26/21 (c)	975,000
		South Africa Government Bond,
ZAR	3,100	8.25%, 9/15/17	428,419
		South Africa Government Bond,
ZAR	8,390	10.50%, 12/21/26	1,341,869
		South Africa Government International Bond,
USD	160	5.50%, 3/09/20	164,800

			2,910,088

SUPRANATIONAL - 0.6%
		International Bank for Reconstruction & Development,
NZD	750	7.50%, 7/30/14	631,432

TURKEY - 3.1%
		Turkey Government Bond,
TRY	1,985	16.00%, 3/07/12	1,335,540
		Turkey Government International Bond,
USD	900	5.625%, 3/30/21	906,750
		Turkey Government International Bond,
USD	230	7.25%, 3/15/15	260,188
		Turkey Government International Bond,
USD	640	9.50%, 1/15/14	752,800
		Yasar Holdings SA Via Willow No 2,
USD	300	9.625%, 10/07/13 (b)(c)	314,997

			3,570,275

UKRAINE - 0.1%
		Credit Suisse First Boston International for CJSC The EXIM of Ukraine,
USD	160	7.65%, 9/07/11	162,400

UNITED ARAB EMIRATES - 0.4%
		Dubai Electricity & Water Authority,
USD	500	7.375%, 10/21/20 (c)	474,883

UNITED KINGDOM - 19.3%
		HBOS PLC,
AUD	500	6.75%, 5/01/12 (a)(b)	410,339
		Lloyds Banking Group PLC,
GBP	1,000	9.125%, 10/17/11	1,652,178
		United Kingdom Gilt,
GBP	7,060	4.25%, 12/07/49	10,967,191
		United Kingdom Gilt,
GBP	3,000	8.00%, 12/07/15	6,020,251
		United Kingdom Gilt,
GBP	1,780	9.00%, 7/12/11	2,957,932

			22,007,891

UNITED STATES - 3.6%
		Bank of America Corp.,
NZD	3,000	7.53%, 3/08/12	2,352,443
		General Electric Capital Corp.,
NZD	1,000	6.50%, 9/28/15	800,130
		General Electric Capital Corp.,
NZD	1,000	6.75%, 9/26/16	809,760
		Merrill Lynch & Co.,
AUD	200	6.75%, 3/12/14	197,128

			4,159,461

URUGUAY - 0.9%
		Uruguay Government International Bond,
UYU	13,418	5.00%, 9/14/18 (d)	765,305

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (concluded)

As of January 31, 2011 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
URUGUAY (continued)
		Uruguay Government International Bond,
USD	240	7.625%, 3/21/36	$285,600

			1,050,905

VENEZUELA - 2.4%
		Bolivarian Republic of Venezuela,
USD	650	12.75%, 8/23/22	564,850
		Petroleos de Venezuela SA,
USD	2,140	8.50%, 11/02/17 (c)	1,441,290
		Venezuela Government International Bond,
USD	1,080	5.75%, 2/26/16 (c)	769,500

			2,775,640

Total Long-Term Investments (cost $129,663,943)			145,146,668

SHORT-TERM INVESTMENT - 2.1%
EGYPT - 0.8%
		Egypt Treasury Bill, Zero Coupon,
EGP	5,600	2/01/11	956,039

MEXICO - 0.4%
		Mexico Cetes, Zero Coupon,
MXN	5,300	3/10/11	434,924

UNITED STATES - 0.9%
USD	1,011	Repurchase Agreement, State Street Bank & Trust Co., 0.12% dated 1/31/11, due 2/01/11 in the amount of $1,011,003, (collateralized by $1,020,000 U.S. Treasury Bond, maturing 8/15/39; value of $1,034,110)	1,011,000

Total Short-Term Investment (cost $2,407,688)			2,401,963

Total Investments - 129.3% (cost $132,071,631)			147,548,631

Liabilities in Excess of Other Assets - (29.3)%			(33,471,944)

Net Assets - 100.0%			$114,076,687

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EGP - Egyptian Pound

GBP - British Pound Sterling

HUF - Hungarian Forint

IDR - Indonesian Rupiah

MXN - Mexican Peso

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PLN - Polish Zloty

TRY - Turkish Lira

USD - U.S. Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2011.

(b)	The maturity date presented for these instruments represents the next call/put date.

(c)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate market value of these securities amounted to $19,887,475 or 17.43% of net assets applicable to common shareholders.

(d)	Inflation linked security.

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (continued)

As of January 31, 2011 (unaudited)

At January 31, 2011, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Australian Treasury Bond 6%-3 year	UBS	(79)	03/15/11	$(37,525)
Australian Treasury Bond 6%-10 year	UBS	161	03/15/11	196,223

				$158,698

At January 31, 2011, the Fund’s open forward foreign currency exchange contracts* were as follows:

Purchase/Sale Settlement Date	Counterparty	Amount Purchased	Amount Sold	Market Value	Unrealized Appreciation/ (Depreciation)
Purchase Contracts
Polish Zloty/United States Dollar
04/21/11	Citibank	PLN1,850,000	USD636,614	$640,224	$3,610

Total Purchase Contracts				$640,224	$3,610

Sale Contracts
United States Dollar/Brazilian Real
03/03/11	JPMorgan Chase	USD990,925	BRL1,747,000	$1,041,120	$(50,195)
United States Dollar/British Pound Sterling
04/21/11	Deutsche Bank	USD10,386,099	GBP6,552,000	10,488,704	(102,605)
United States Dollar/New Zealand Dollar
04/21/11	Deutsche Bank	USD3,812,400	NZD5,000,000	3,834,951	(22,551)
United States Dollar/Polish Zloty
04/21/11	JPMorgan Chase	USD742,910	PLN2,160,000	747,505	(4,595)
United States Dollar/South African Rand
04/21/11	JPMorgan Chase	USD693,323	ZAR4,879,000	670,672	22,651

Total Sale Contracts				$16,782,952	$(157,295)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At January 31, 2011, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
USD	7,000,000	04/21/11	Deutsche Bank	Receive	3-month LIBOR Index	1.47%	$(46,058)
USD	7,000,000	04/21/12	Deutsche Bank	Receive	3-month LIBOR Index	1.82%	(146,802)
USD	7,000,000	06/30/14	Deutsche Bank	Receive	3-month LIBOR Index	3.01%	(381,797)

							$(574,657)

See Notes To Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (concluded)

As of January 31, 2011 (unaudited)

Tax Cost of Investments

The United States federal income tax basis of the Registrant’s investments and unrealized appreciation as of January 31, 2011 were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$132,071,631	$17,089,837	$1,612,837	$15,477,000

Quality of Investments

As of January 31, 2011, 69.9% of the Registrant’s total investments were invested in securities where either issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of January 31, 2011.

% of total investments
AAA/Aaa	46.8
AA/Aa	12.2
A	10.9
BBB/Baa	13.7
BB/Ba*	9.6
B*	6.8

*	Below Investment Grade

See Notes To Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (Unaudited)

January 31, 2011

(a) Security Valuation:

Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are valued at the last quoted sale price. Effective January 1, 2011, if there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Fund’s Board of Directors is used. Prior to January 1, 2011, if there was no sale price, the last quoted bid price provided by an independent pricing service was used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board of Directors.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Directors. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Directors. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

For the period ended January 31, 2011, other than described above there have been no significant changes to the valuation procedures approved by the Board of Directors.

The Fund is required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in a current transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (Unaudited) (continued)

January 31, 2011

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2011:

Assets	Level 1*	Level 2*	Level 3
Fixed Income Investments
Long-Term Fixed Income Investments	$—	$145,146,668	$—
Short-Term Investments	—	2,401,963	—

Other Financial Instruments
Interest Rate Swap Agreements	—	(574,657)	—
Futures Contracts	158,698	—	—
Forward Foreign Currency Exchange Contracts	—	(153,685)	—

	158,698	146,820,289	—

*	At January 31, 2011, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements.

For the period ended January 31, 2011, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $1,011,000 as of January 31, 2011.

(c) Foreign Currency Translation:

Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represent foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Generally, when the U.S. dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (Unaudited) (continued)

January 31, 2011

(d) Security Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

(e) Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage currency risk, credit risk and interest rate risk and to replicate or as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Swaps:

The Fund engaged in certain swap transactions in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return or as a tool to hedge the leverage. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty.

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement. Swap contracts were used during the period to manage the interest rate risks, raise efficiency of the portfolio and to diversify the hedging of leverage.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. The Fund entered into forward contracts in connection with security transactions or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. A forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. During the period, forward contracts were primarily used to neutralize the currency exposure of the Fund relative to its benchmark and to overlay active currency decisions.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (Unaudited) (concluded)

January 31, 2011

Futures Contracts:

The Fund invested in financial futures contracts (“futures contracts”) for the purpose of hedging duration of their existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish a Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain or loss equal to the variation margin is recognized on a daily basis. When the contract expires or is closed the gain (loss) is realized and is presented in the Statement of Operations as a net realized gain (loss) on futures contracts. When the contract expires or is closed the gain (loss) is realized and is presented in the Statement of Operations as a net realized gain (loss) on futures contracts. Futures contracts are valued daily at their last quoted sale price on the exchange they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets. Futures contracts were used to hedge the duration of the Fund against its benchmark and to manage the overall duration of certain Funds.

(f) Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments foreign currencies, loss deferrals and recognition of market discount and premium.

(g) Federal Income Taxes:

For federal income and excise tax purposes, substantially all of the Fund’s transactions are accounted for using the functional currencies. Accordingly, only realized currency gains/(losses) resulting from the repatriation of any of the functional currencies (Australian Dollar, Canadian Dollar or British Pound) into U.S. dollars or another functional currency and realized currency gains and losses on non-functional currencies are recognized for U.S. federal tax purposes.

The Fund intends to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal tax returns for each of the four fiscal years up to the period ended October 31, 2010 are subject to such review.

(h) Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the report was issued.

Aberdeen Global Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,

President of Aberdeen Global Income Fund, Inc.

Date: March 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Global Income Fund, Inc.

Date: March 30, 2011

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of Aberdeen Global Income Fund, Inc.

Date: March 30, 2011